Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease, Cost

As of December 31, 2021
(US$ thousand)
Weighted-average remaining lease term
Operating leases	2.0 years
Weighted-average discount rate
Operating leases	5.1%

Schedule of Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities were as follows:

As of December 31, 2021
(US$ thousand)
2022	$4,219
2023	3,019
2024	515

Total undiscounted lease payments	7,753
Less: imputed interest	(344)

Total prese nt value of lease liabilitie s	$7,409

Schedule of Future Minimum Payments Under Non-cancellable Operating Leases

Operating Leases *
(US$ thousand)
2021	$2,914
2022	2,317
2023	1,439
2024	106

$6,776

*	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.